UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09329

ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York	10105
(Address of principal executive offices)	(Zip code)

Mark R. Manley

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2007

Date of reporting period: March 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein

Global Health Care Fund

Portfolio of Investments

March 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.7%
Health Care - 99.7%
Biotechnology - 14.7%
Amylin Pharmaceuticals, Inc. (a)	109,600	$4,094,656
Genentech, Inc. (a)	77,380	6,354,445
Gilead Sciences, Inc. (a)	100,400	7,680,600
Luminex Corp. (a)	150,500	2,064,860
Medimmune, Inc. (a)	61,800	2,248,902

		22,443,463

Drugs - 47.2%
Allergan, Inc.	61,000	6,760,020
AstraZeneca PLC (ADR)	28,100	1,507,565
Basilea Pharmaceutica (a)	7,903	1,837,452
Eli Lilly & Co.	139,600	7,497,916
Merck & Co., Inc.	164,000	7,243,880
Novartis AG	124,741	6,968,794
Ranbaxy Laboratories Ltd. (GDR)	281,716	2,281,900
Roche Holding AG	46,405	8,243,211
Sanofi-Aventis	79,214	6,892,743
Shionogi & Co Ltd.	224,000	4,026,749
Takeda Pharmaceutical Co. Ltd.	59,700	3,909,104
Teva Pharmaceutical Industries (ADR)	202,280	7,571,340
Wyeth	148,540	7,431,456

		72,172,130

Medical Products - 19.1%
Abbott Laboratories	63,000	3,515,400
Alcon, Inc.	58,000	7,645,560
Becton Dickinson & Co.	71,400	5,489,946
Johnson & Johnson	53,300	3,211,858
Nobel Biocare Holding AG	25,528	9,311,448

		29,174,212

Medical Services - 18.7%
Laboratory Corp. of America Holdings (a)	40,400	2,934,252
Medco Health Solutions, Inc. (a)	53,700	3,894,861
UnitedHealth Group, Inc.	131,700	6,976,149
WellPoint, Inc. (a)	183,000	14,841,300

		28,646,562

Total Common Stocks (cost $94,102,331)		152,436,367

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.1%
Time Deposit - 1.1%
ING Bank
5.42%, 4/02/07 (cost $1,700,000)	$1,700	1,700,000

Total Investments - 100.8% (cost $95,802,331)		154,136,367
Other assets less liabilities - (0.8)%		(1,215,757)

Net Assets - 100.0%		$152,920,610

(a)	Non-income producing security.

Glossary:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Country Breakdown*

59.8%	United States
22.1%	Switzerland
5.1%	Japan
4.9%	Israel
4.5%	France
1.5%	India
1.0%	United Kingdom
1.1%	Short-Term Investments

100.0%	Total Investments

*	All data are as of March 31, 2007. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Health Care Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	May 23, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	May 23, 2007